UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22991

Name of Fund:  BlackRock Science and Technology Trust (BST)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Science and Technology Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 96.8%

Chemicals — 0.9%
Showa Denko	143,500	$6,013,047

Consumer Finance — 0.4%
Jianpu Technology, Inc., ADR(a)(b)	481,982	2,665,360

Diversified Consumer Services — 0.4%
Sunlands Online Education Group, ADR(a)(b)	322,556	2,677,215

Electronic Equipment, Instruments & Components — 2.0%
Flex Ltd.(b)(c)	222,400	3,631,792
Hangzhou Hikvision Digital Technology Co., Ltd.	482,290	3,211,062
Isra Vision AG	7,745	1,633,314
Sunny Optical Technology Group Co. Ltd.	243,500	4,569,107

		13,045,275
Household Durables — 0.5%
Roku, Inc.(b)(c)	101,197	3,147,227

Internet & Direct Marketing Retail — 6.9%
Amazon.com, Inc.(b)(c)	24,060	34,823,001
Ensogo Ltd.(b)(d)	173,282	—
Netflix, Inc.(b)(c)	37,330	11,025,416

		45,848,417
Internet Software & Services — 25.0%
58.com, Inc. — ADR(b)(c)	52,400	4,184,664
Alibaba Group Holding Ltd. — ADR(b)(c)	125,640	23,059,966
Alphabet, Inc., Class A(b)(c)	30,800	31,943,912
Baidu, Inc. — ADR(b)(c)	35,600	7,945,564
Bandwidth, Inc., Class A(b)	102,150	3,336,219
Delivery Hero AG(b)(e)	93,637	4,522,006
Dropbox, Inc., Class A(b)	51,474	1,608,563
Facebook, Inc., Class A(b)(c)	92,400	14,764,596
Kakao Corp.	36,761	4,466,225
MercadoLibre, Inc.(c)	14,700	5,238,933
MongoDB, Inc.(b)	33,811	1,467,397
Okta, Inc.(b)(c)	99,850	3,979,022
SendGrid, Inc.(b)	115,575	3,252,281
Shopify, Inc., Class A(b)(c)	34,300	4,273,437
Tencent Holdings Ltd.	688,600	36,963,730
Wix.com Ltd.(b)(c)	54,500	4,335,475
Yandex NV, Class A(b)(c)	244,380	9,640,791

		164,982,781
IT Services — 11.6%
DXC Technology Co.(c)	42,100	4,232,313
GMO Payment Gateway, Inc.	38,300	3,780,857
InterXion Holding NV(b)(c)	77,700	4,825,947
Mastercard, Inc., Class A(c)	93,300	16,342,428
Pagseguro Digital Ltd., Class A(b)	296,008	11,343,027
PayPal Holdings, Inc.(b)(c)	92,600	7,025,562
Square, Inc., Class A(b)(c)	286,500	14,095,800

Security	Shares	Value
IT Services (continued)
Visa, Inc., Class A(c)	128,700	$15,395,094

		77,041,028
Life Sciences Tools & Services — 0.5%
Samsung Biologics Co. Ltd.(b)(e)	7,160	3,295,231

Media — 1.2%
Naspers Ltd., Class N	33,100	8,099,996

Professional Services — 0.1%
UT Group Co., Ltd.(b)	12,100	398,008

Semiconductors & Semiconductor Equipment — 17.1%
Advanced Micro Devices, Inc.(b)(c)	283,000	2,844,150
Aixtron SE(b)	210,100	4,065,435
ams AG	47,530	4,991,135
Applied Materials, Inc.(c)	132,300	7,357,203
ASML Holding NV	68,800	13,642,589
ASPEED Technology, Inc.	93,000	2,918,679
Broadcom Ltd.(c)	53,396	12,582,767
Cree, Inc.(b)(c)	68,100	2,745,111
Infineon Technologies AG	149,800	4,028,605
IQE PLC(b)	1,572,500	2,853,124
Lam Research Corp.(c)	43,900	8,918,724
MediaTek, Inc.	310,000	3,566,934
Megachips Corp.(a)(b)	87,600	3,070,153
NVIDIA Corp.(c)	37,600	8,707,784
ON Semiconductor Corp.(b)(c)	200,000	4,892,000
Silicon Laboratories, Inc.(b)(c)	32,700	2,939,730
SOITEC(b)	91,225	6,636,048
STMicroelectronics NV	240,100	5,343,117
Taiwan Semiconductor Manufacturing Co. Ltd.	1,281,000	10,850,324

		112,953,612
Software — 25.3%
Activision Blizzard, Inc.(c)	145,300	9,801,938
Adobe Systems, Inc.(b)(c)	57,100	12,338,168
Altair Engineering, Inc.(b)	158,513	4,970,968
Altium Ltd.	207,900	3,213,639
Autodesk, Inc.(b)(c)	65,000	8,162,700
BlackBerry Ltd.(b)(c)	226,600	2,605,900
Electronic Arts, Inc.(b)(c)	44,400	5,383,056
FireEye, Inc.(b)(c)	247,090	4,183,234
ForeScout Technologies, Inc.(b)	88,655	2,875,968
Guidewire Software, Inc.(b)(c)	40,900	3,305,947
Kingdee International Software Group Co., Ltd.(b)	2,972,000	3,027,385
Linx SA	619,100	3,795,479
Microsoft Corp.(c)	375,280	34,251,806
Nintendo Co. Ltd.	25,900	11,506,673
Proofpoint, Inc.(b)(c)	45,800	5,205,170
PTC, Inc.(b)(c)	55,300	4,313,953
RIB Software SE	131,900	2,810,714

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
SailPoint Technologies Holding, Inc.(b)	198,822	$4,113,627
salesforce.com, Inc.(b)(c)	120,500	14,014,150
ServiceNow, Inc.(b)(c)	34,210	5,660,044
Take-Two Interactive Software, Inc.(b)(c)	79,000	7,724,620
UbiSoft Entertainment SA(b)	77,447	6,554,492
Xero Ltd.(b)	120,100	3,115,207
Zendesk, Inc.(b)(c)	93,900	4,494,993

		167,429,831
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.(c)	157,510	26,427,028
Samsung Electronics Co. Ltd.	2,600	6,074,837

		32,501,865

Total Common Stocks — 96.8% (Cost — $336,998,905)		640,098,893

Preferred Stocks — 2.4%

Internet & Direct Marketing Retail — 0.1%
Jasper Infotech Private Ltd., Series I, (Aquired 08/08/15, Cost $1,998,435), 0.00%(b)(d)(f)	1,054	534,378

Internet Software & Services — 2.3%
Uber Technologies, Inc., Series E, (acquired 12/04/14, cost $3,000,048), 0.00%(b)(d)(f)	90,044	3,083,106

Security	Shares	Value
Internet Software & Services (continued)
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 7/28/15, cost $3,016,964), 0.00%(b)(d)(f)	110,003	$5,602,453
Zuora, Inc., (Acquired 1/16/15, Cost $3,894,522), 0.00%(b)(d)(f)	1,025,063	6,591,155

		15,276,714

Total Preferred Stocks — 2.4% (Cost — $11,909,969)		15,811,092

Total Long-Term Investments — 99.2% (Cost — $348,908,874)		655,909,985

Short-Term Securities — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.58%(g)(i)	3,701,779	3,701,779
SL Liquidity Series, LLC, Money Market Series, 1.61%(g)(h)(i)	1,845,691	1,845,506

Total Short-Term Securities — 0.9% (Cost — $5,547,285)		5,547,285

Total Investments Before Options Written — 100.1% (Cost — $354,456,159)		661,457,270

Options Written — (0.9)% (Premiums Received — $7,803,203)		(5,726,626)

Total Investments, Net of Options Written — 99.2% (Cost — $346,652,956)		655,730,644
Other Assets Less Liabilities — 0.8%		5,366,588

Net Assets — 100.0%		$661,097,232

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $15,811,092 and an original cost of $11,909,969 which was 2.4% of its net assets.
(g)	Annualized 7-day yield as of period end.
(h)	Security was purchased with the cash collateral from loaned securities.

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Science and Technology Trust (BST)

(i)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,696,297	(994,518)	3,701,779	$3,701,779	$12,137		$—	$—
SL Liquidity Series, LLC, Money Market Series	3,497,053	(1,651,362)	1,845,691	1,845,506	115,892	(b)	494	169

				$5,547,285	$128,029		$494	$169

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR — American Depositary Receipts

AUD — Australian Dollar

BRL — Brazilian Real

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

USD — U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Advanced Micro Devices, Inc.	495	04/06/18	USD	12.50	USD	497	$(990)
Alphabet, Inc., Class A	5	04/06/18	USD	1,150.00	USD	519	(100)
Apple, Inc.	5	04/06/18	USD	177.50	USD	84	(80)
Applied Materials, Inc.	50	04/06/18	USD	60.00	USD	278	(700)
Microsoft Corp.	568	04/06/18	USD	95.00	USD	5,184	(16,472)
Netflix, Inc.	38	04/06/18	USD	282.50	USD	1,122	(58,520)
Shopify, Inc., Class A	120	04/06/18	USD	136.00	USD	1,495	(8,400)
Visa, Inc., Class A	62	04/06/18	USD	125.00	USD	742	(868)
Zendesk, Inc.	82	04/09/18	USD	43.60	USD	393	(40,422)
Activision Blizzard, Inc.	238	04/13/18	USD	73.50	USD	1,606	(3,808)
Adobe Systems, Inc.	77	04/13/18	USD	210.00	USD	1,664	(72,958)
Alibaba Group Holding Ltd. — ADR	95	04/13/18	USD	197.50	USD	1,744	(8,075)
Alphabet, Inc., Class A	8	04/13/18	USD	1,155.00	USD	830	(1,440)
Amazon.com, Inc.	21	04/13/18	USD	1,495.00	USD	3,039	(48,458)
Apple, Inc.	25	04/13/18	USD	180.00	USD	419	(775)

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Facebook, Inc., Class A	61	04/13/18	USD	175.00	USD	975	$(3,050)
Flex Ltd.	303	04/13/18	USD	18.00	USD	495	(1,212)
Microsoft Corp.	239	04/13/18	USD	93.50	USD	2,181	(26,888)
NVIDIA Corp.	75	04/13/18	USD	260.00	USD	1,737	(4,650)
Roku, Inc.	130	04/13/18	USD	42.00	USD	404	(1,300)
Roku, Inc.	130	04/13/18	USD	43.50	USD	404	(1,300)
Visa, Inc., Class A	202	04/13/18	USD	125.00	USD	2,416	(8,686)
Visa, Inc., Class A	124	04/13/18	USD	126.00	USD	1,483	(3,844)
salesforce.com, Inc.	86	04/13/18	USD	120.00	USD	1,000	(10,621)
58.com, Inc. — ADR	92	04/20/18	USD	90.00	USD	735	(5,060)
58.com, Inc. — ADR	91	04/20/18	USD	85.00	USD	727	(13,195)
Activision Blizzard, Inc.	132	04/20/18	USD	72.50	USD	890	(6,336)
Activision Blizzard, Inc.	34	04/20/18	USD	77.50	USD	229	(289)
Adobe Systems, Inc.	72	04/20/18	USD	230.00	USD	1,556	(14,220)
Alibaba Group Holding Ltd. — ADR	164	04/20/18	USD	180.00	USD	3,010	(138,580)
Alphabet, Inc., Class A	5	04/20/18	USD	1,150.00	USD	519	(1,087)
Alphabet, Inc., Class A	8	04/20/18	USD	1,200.00	USD	830	(600)
Amazon.com, Inc.	15	04/20/18	USD	1,530.00	USD	2,171	(28,950)
Apple, Inc.	40	04/20/18	USD	175.00	USD	671	(6,600)
Autodesk, Inc.	57	04/20/18	USD	140.00	USD	716	(2,365)
Baidu, Inc. — ADR	49	04/20/18	USD	260.00	USD	1,094	(1,592)
BlackBerry Ltd.	284	04/20/18	USD	14.00	USD	327	(852)
Broadcom Ltd.	71	04/20/18	USD	260.00	USD	1,673	(4,970)
Facebook, Inc., Class A	49	04/20/18	USD	190.00	USD	783	(441)
Flex Ltd.	178	04/20/18	USD	18.00	USD	291	(623)
Flex Ltd.	60	04/20/18	USD	19.00	USD	98	(60)
Guidewire Software, Inc.	144	04/20/18	USD	85.00	USD	1,164	(9,720)
Guidewire Software, Inc.	80	04/20/18	USD	95.00	USD	647	(800)
InterXion Holding NV	271	04/20/18	USD	65.00	USD	1,683	(20,325)
Lam Research Corp.	19	04/20/18	USD	195.00	USD	386	(28,405)
Mercadolibre, Inc.	84	04/20/18	USD	400.00	USD	2,994	(15,750)
Microsoft Corp.	281	04/20/18	USD	92.50	USD	2,565	(54,233)
Netflix, Inc.	50	04/20/18	USD	295.00	USD	1,477	(88,000)
ON Semiconductor Corp.	265	04/20/18	USD	26.00	USD	648	(10,600)
PTC, Inc.	103	04/20/18	USD	70.00	USD	804	(97,335)
PayPal Holdings, Inc.	140	04/20/18	USD	80.00	USD	1,062	(10,990)
Proofpoint, Inc.	160	04/20/18	USD	125.00	USD	1,818	(10,400)
Silicon Laboratories, Inc.	179	04/20/18	USD	100.00	USD	1,609	(12,530)
Square, Inc., Class A	362	04/20/18	USD	54.50	USD	1,781	(29,865)
Take-Two Interactive Software, Inc.	90	04/20/18	USD	120.00	USD	880	(1,125)
Wix.com Ltd.	170	04/20/18	USD	80.00	USD	1,352	(57,800)
Wix.com Ltd.	20	04/20/18	USD	85.00	USD	159	(3,100)
Yandex NV, Class A	27	04/20/18	USD	44.00	USD	107	(540)
Zendesk, Inc.	100	04/20/18	USD	45.00	USD	479	(42,000)
salesforce.com, Inc.	54	04/20/18	USD	130.00	USD	628	(1,026)
Activision Blizzard, Inc.	81	04/27/18	USD	80.00	USD	546	(648)
Activision Blizzard, Inc.	23	04/27/18	USD	67.00	USD	155	(6,267)
Alphabet, Inc., Class A	18	04/27/18	USD	1,100.00	USD	1,867	(31,770)
Apple, Inc.	40	04/27/18	USD	182.50	USD	671	(2,720)
Autodesk, Inc.	57	04/27/18	USD	137.00	USD	716	(5,671)

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BlackBerry Ltd.	345	04/27/18	USD	13.00	USD	397	$(3,450)
Broadcom Ltd.	32	04/27/18	USD	255.00	USD	754	(6,080)
Broadcom Ltd.	47	04/27/18	USD	265.00	USD	1,108	(3,995)
Cree, Inc.	78	04/27/18	USD	42.50	USD	314	(13,416)
Electronic Arts, Inc.	54	04/27/18	USD	129.00	USD	655	(9,261)
Facebook, Inc., Class A	103	04/27/18	USD	185.00	USD	1,646	(4,635)
Fireeye, Inc.	402	04/27/18	USD	18.50	USD	681	(10,854)
Lam Research Corp.	68	04/27/18	USD	235.00	USD	1,381	(23,120)
Mastercard, Inc., Class A	175	04/27/18	USD	182.50	USD	3,065	(32,375)
Microsoft Corp.	57	04/27/18	USD	94.00	USD	520	(10,076)
Microsoft Corp.	28	04/27/18	USD	95.00	USD	256	(5,456)
NVIDIA Corp.	62	04/27/18	USD	255.00	USD	1,436	(16,957)
PayPal Holdings, Inc.	57	04/27/18	USD	82.50	USD	432	(4,588)
Roku, Inc.	102	04/27/18	USD	38.00	USD	317	(3,570)
Square, Inc., Class A	361	04/27/18	USD	52.50	USD	1,776	(59,385)
Take-Two Interactive Software, Inc.	95	04/27/18	USD	110.00	USD	929	(5,700)
Yandex NV, Class A	142	04/27/18	USD	41.50	USD	560	(18,460)
salesforce.com, Inc.	93	04/27/18	USD	127.00	USD	1,082	(4,975)
Advanced Micro Devices, Inc.	530	05/04/18	USD	10.50	USD	533	(31,270)
Alibaba Group Holding Ltd. — ADR	82	05/04/18	USD	185.00	USD	1,505	(52,480)
Alphabet, Inc., Class A	8	05/04/18	USD	1,100.00	USD	830	(15,240)
Apple, Inc.	54	05/04/18	USD	172.50	USD	906	(24,840)
Applied Materials, Inc.	107	05/04/18	USD	56.00	USD	595	(25,780)
Autodesk, Inc.	16	05/04/18	USD	127.00	USD	201	(9,124)
BlackBerry Ltd.	333	05/04/18	USD	13.20	USD	383	(3,677)
Cree, Inc.	80	05/04/18	USD	42.50	USD	322	(16,657)
Electronic Arts, Inc.	101	05/04/18	USD	124.00	USD	1,225	(34,088)
Facebook, Inc., Class A	61	05/04/18	USD	175.00	USD	975	(15,341)
FireEye, Inc.	92	05/04/18	USD	17.50	USD	156	(8,505)
Flex Ltd.	120	05/04/18	USD	17.00	USD	196	(5,160)
Mastercard, Inc., Class A	151	05/04/18	USD	180.00	USD	2,645	(56,248)
Microsoft Corp.	112	05/04/18	USD	94.00	USD	1,022	(27,720)
NVIDIA Corp.	69	05/04/18	USD	250.00	USD	1,598	(35,535)
PayPal Holdings, Inc.	70	05/04/18	USD	81.00	USD	531	(8,610)
ServiceNow, Inc.	119	05/04/18	USD	167.50	USD	1,969	(85,464)
Shopify, Inc.	68	05/04/18	USD	132.00	USD	847	(38,080)
Square, Inc., Class A	362	05/04/18	USD	50.00	USD	1,781	(120,365)
Visa, Inc., Class A	62	05/04/18	USD	124.00	USD	742	(12,307)
Yandex NV, Class A	142	05/04/18	USD	41.50	USD	560	(20,590)
Yandex NV, Class A	32	05/04/18	USD	43.00	USD	126	(4,160)
salesforce.com, Inc.	94	05/04/18	USD	118.00	USD	1,093	(29,375)
Apple, Inc.	36	05/11/18	USD	172.50	USD	604	(21,752)
Baidu, Inc. — ADR	75	05/11/18	USD	237.50	USD	1,674	(45,120)
Roku, Inc.	194	05/11/18	USD	34.50	USD	603	(46,560)
Adobe Systems, Inc.	50	05/18/18	USD	220.00	USD	1,080	(34,876)
Advanced Micro Devices, Inc.	531	05/18/18	USD	11.20	USD	534	(25,395)
Alibaba Group Holding Ltd. — ADR	98	05/18/18	USD	200.00	USD	1,799	(44,100)
Alphabet, Inc., Class A	9	05/18/18	USD	1,100.00	USD	933	(21,510)
Amazon.com, Inc.	50	05/18/18	USD	1,545.00	USD	7,237	(230,125)
Apple, Inc.	115	05/18/18	USD	180.00	USD	1,929	(31,280)
Applied Materials, Inc.	107	05/18/18	USD	57.50	USD	595	(26,080)

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Broadcom Ltd.	36	05/18/18	USD	250.00	USD	848	(18,360)
Cree, Inc.	80	05/18/18	USD	42.00	USD	322	(19,480)
DXC Technology Co.	149	05/18/18	USD	105.00	USD	1,498	(34,568)
Facebook, Inc., Class A	121	05/18/18	USD	180.00	USD	1,933	(26,257)
Flex Ltd.	120	05/18/18	USD	17.00	USD	196	(6,000)
Netflix, Inc.	47	05/18/18	USD	325.00	USD	1,388	(49,703)
Okta, Inc.	174	05/18/18	USD	40.00	USD	693	(48,285)
PayPal Holdings, Inc.	57	05/18/18	USD	80.00	USD	432	(12,369)
Square, Inc., Class A	490	05/18/18	USD	55.00	USD	2,411	(105,350)
Take-Two Interactive Software, Inc.	91	05/18/18	USD	105.00	USD	890	(26,617)
Yandex NV, Class A	145	05/18/18	USD	43.00	USD	572	(18,125)
salesforce.com, Inc.	94	05/18/18	USD	117.25	USD	1,093	(32,055)

							$(2,931,993)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Altair Engineering, Inc.	Morgan Stanley & Co. International PLC	26,000	04/02/18	USD	25.60	USD	815	$(150,037)
SendGrid, Inc.	UBS AG	20,000	04/02/18	USD	21.75	USD	563	(128,080)
Isra Vision AG	Goldman Sachs International	2,300	04/04/18	EUR	211.86	EUR	394	(156)
PTC, Inc.	Barclays Bank PLC	10,000	04/04/18	USD	69.60	USD	780	(84,331)
SailPoint Technologies Holding, Inc.	Morgan Stanley & Co. International PLC	33,500	04/04/18	USD	17.71	USD	693	(100,771)
Tencent Holdings Ltd.	UBS AG	189,000	04/04/18	HKD	418.20	HKD	79,624	(258,343)
Bandwidth, Inc., Class A	Barclays Bank PLC	7,800	04/05/18	USD	30.00	USD	255	(21,722)
Bandwidth, Inc., Class A	Barclays Bank PLC	7,800	04/10/18	USD	30.00	USD	255	(22,918)
ForeScout Technologies, Inc.	Deutsche Bank AG	13,500	04/10/18	USD	34.00	USD	438	(11,624)
Linx SA	Citibank N.A.	35,000	04/10/18	USD	20.33	USD	708	(3,533)
Delivery Hero AG	Morgan Stanley & Co. International PLC	17,600	04/11/18	EUR	35.70	EUR	691	(79,638)
IQE PLC	Goldman Sachs International	151,000	04/11/18	GBP	1.28	GBP	195	(17,057)
Mediatek, Inc.	JPMorgan Chase Bank N.A.	100,000	04/11/18	USD	312.33	USD	33,549	(73,403)
RIB Software SE	Goldman Sachs International	21,000	04/11/18	EUR	25.58	EUR	364	(127)
Sunny Optical Technology Group Co. Ltd.	JPMorgan Chase Bank N.A.	85,200	04/11/18	HKD	134.93	HKD	12,547	(155,870)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	338,000	04/11/18	USD	247.72	USD	83,476	(40,567)
Tencent Holdings Ltd.	Goldman Sachs International	112,400	04/11/18	HKD	464.26	HKD	47,353	(23,329)
ASPEED Technology, Inc.	Goldman Sachs International	16,000	04/17/18	USD	795.60	USD	14,641	(63,557)
Aixtron SE	Credit Suisse International	31,500	04/17/18	EUR	18.03	EUR	495	(7,399)
Megachips Corp.	Morgan Stanley & Co. International PLC	30,600	04/17/18	JPY	3,942.95	JPY	114,114	(18,672)
SOITEC	Morgan Stanley & Co. International PLC	17,800	04/17/18	EUR	68.00	EUR	1,052	(3,819)
STMicroelectronics NV	Credit Suisse International	22,800	04/17/18	EUR	19.36	EUR	412	(5,132)
Showa Denko	Morgan Stanley & Co. International PLC	29,400	04/17/18	JPY	5,873.32	JPY	131,085	(537)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	108,000	04/17/18	USD	253.60	USD	26,673	(10,024)
UbiSoft Entertainment SA	UBS AG	11,100	04/17/18	EUR	69.17	EUR	763	(22,235)
IQE PLC	Goldman Sachs International	151,000	04/18/18	GBP	1.52	GBP	195	(5,050)
Okta, Inc.	Barclays Bank PLC	37,500	04/18/18	USD	36.25	USD	1,494	(156,903)
Samsung Electronics Co. Ltd.	JPMorgan Chase Bank N.A.	1,000	04/18/18	KRW	2,514,230.00	KRW	2,490,450	(38,398)

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Science and Technology Trust (BST)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Xero Ltd.	UBS AG	41,100	04/18/18	AUD	33.56	AUD	1,388	$(44,206)
ams AG	Credit Suisse International	14,400	04/18/18	CHF	125.76	CHF	1,446	(7,943)
ASML Holding NV	HSBC Bank PLC	11,600	04/19/18	EUR	159.30	EUR	1,869	(94,423)
MongoDB, Inc.	Credit Suisse International	11,800	04/19/18	USD	31.38	USD	512	(142,389)
RIB Software SE	Citibank N.A.	17,000	04/19/18	EUR	32.76	EUR	294	(123)
Altair Engineering, Inc.	Barclays Bank PLC	29,400	04/30/18	USD	31.00	USD	922	(57,626)
Blackberry Ltd.	Deutsche Bank AG	14,500	04/30/18	USD	12.76	USD	167	(2,274)
ForeScout Technologies, Inc.	Citibank N.A.	16,000	04/30/18	USD	33.99	USD	519	(20,717)
Linx SA	Credit Suisse International	60,000	04/30/18	BRL	20.71	BRL	1,214	(2,037)
ON Semiconductor Corp.	Barclays Bank PLC	43,500	04/30/18	USD	26.76	USD	1,064	(16,623)
ASPEED Technology, Inc.	Citibank N.A.	16,000	05/02/18	USD	870.35	USD	14,641	(35,831)
Altium Ltd.	Citibank N.A.	47,500	05/02/18	AUD	22.41	AUD	956	(20,792)
Altium Ltd.	JPMorgan Chase Bank N.A.	95,700	05/02/18	AUD	22.39	AUD	1,926	(41,866)
GMO Payment Gateway, Inc.	JPMorgan Chase Bank N.A.	13,400	05/02/18	JPY	11,175.50	JPY	140,753	(28,813)
Megachips Corp.	JPMorgan Chase Bank N.A.	17,500	05/02/18	JPY	3,911.86	JPY	65,261	(19,340)
Nintendo Co. Ltd.	Morgan Stanley & Co. International PLC	9,000	05/02/18	JPY	50,487.59	JPY	425,456	(24,876)
Pagseguro Digital, Ltd., Class A	Deutsche Bank AG	81,500	05/02/18	USD	41.37	USD	3,123	(76,740)
Linx SA	Citibank N.A.	30,000	05/04/18	USD	20.67	USD	607	(3,195)
SendGrid, Inc.	Barclays Bank PLC	20,400	05/07/18	USD	31.15	USD	574	(17,907)
ASML Holding NV	Goldman Sachs International	12,400	05/09/18	EUR	177.12	EUR	1,998	(21,345)
Bandwidth, Inc., Class A	Barclays Bank PLC	20,100	05/09/18	USD	33.97	USD	656	(32,186)
Pagseguro Digital, Ltd., Class A	Deutsche Bank AG	81,500	05/10/18	USD	41.37	USD	3,123	(91,508)
IQE PLC	Credit Suisse International	248,300	05/15/18	GBP	1.28	GBP	320	(46,134)
Zendesk, Inc.	Bank of America N.A.	14,600	05/16/18	USD	47.60	USD	699	(56,601)
Aixtron SE	Goldman Sachs International	42,000	05/17/18	EUR	15.83	EUR	661	(68,904)
Delivery Hero AG	Credit Suisse International	15,100	05/17/18	EUR	39.88	EUR	593	(26,112)
SOITEC	UBS AG	14,200	05/17/18	EUR	60.95	EUR	840	(44,792)
STMicroelectronics NV	Goldman Sachs International	25,300	05/17/18	EUR	18.58	EUR	458	(23,624)
UbiSoft Entertainment SA	Goldman Sachs International	15,700	05/17/18	EUR	69.54	EUR	1,080	(49,010)
Infineon Technologies AG	Goldman Sachs International	52,400	05/22/18	EUR	23.16	EUR	1,145	(35,780)
Naspers Ltd., Class N	Goldman Sachs International	6,600	05/24/18	ZAR	3,037.12	ZAR	19,121	(73,452)
SailPoint Technologies Holding, Inc.	Barclays Bank PLC	36,000	05/29/18	USD	21.85	USD	745	(64,232)

								$(2,794,633)

7

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that theTrust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in these securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of March 31, 2018, the following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Chemicals	$—	$6,013,047	$—	$6,013,047
Consumer Finance	2,665,360	—	—	2,665,360
Diversified Consumer Services	2,677,215	—	—	2,677,215
Electronic Equipment, Instruments & Components	3,631,792	9,413,483	—	13,045,275
Household Durables	3,147,227	—	—	3,147,227
IT Services	73,260,171	3,780,857	—	77,041,028
Internet & Direct Marketing Retail	45,848,417	—	—	45,848,417
Internet Software & Services	119,030,820	45,951,961	—	164,982,781
Life Sciences Tools & Services	—	3,295,231	—	3,295,231
Media	—	8,099,996	—	8,099,996
Professional Services	398,008	—	—	398,008
Semiconductors & Semiconductor Equipment	50,987,469	61,966,143	—	112,953,612
Software	137,201,721	30,228,110	—	167,429,831
Technology Hardware, Storage & Peripherals	26,427,028	6,074,837	—	32,501,865
Preferred Stocks	—	—	15,811,092	15,811,092
Short-Term Securities	3,701,779	—	—	3,701,779

	$468,977,007	$174,823,665	$15,811,092	$659,611,764

8

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Science and Technology Trust (BST)

	Level 1	Level 2	Level 3	Total
Investments Valued at NAV(a)				$1,845,506

				$661,457,270

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(2,830,444)	$(2,896,182)	$—	$(5,726,626)

(a)	As of March 31, 2018, certain of the Trust’s Investments were fair valued using net asset value (“NAV”) per share as no quoted market value is available and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written, which are shown at value.

During the period ended March 31, 2018, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Preferred Stocks	Total
Assets:
Opening balance, as of December 31, 2017	$14,005,465	$14,005,465
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)(a)	1,805,627	1,805,627
Purchases	—	—
Sales	—	—
Closing Balance, as of March 31, 2018	$15,811,092	$15,811,092

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018(a)	$1,805,627	$1,805,627

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks(a)	$15,811,092	Market	Revenue Multiple(b)	6.00x — 7.50x	6.19x
			Time to Exit(c)	2.8 years	—
			Volatility(c)	38%	—
			Recent Transactions(b)	—	—

Total	$15,811,092

(a)	For the period March 31, 2018, the valuation technique for investments classified as preferred stocks amounting to $6,591,155 changed from utilizing a Probability-Weighted Expected Return Model (“PWERM”) to Current Value. The change was due to consideration of exit strategy.
(b)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.
(c)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Science and Technology Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Science and Technology Trust

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Science and Technology Trust

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Science and Technology Trust

Date: May 21, 2018